UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2008

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       May 14, 2008
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $406,453 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----

AMR CORP                      COM               001765106  14,928      1,654,968   SH        DEFINED    1, 2   1,654,968
AMR CORP                      NOTE 4.250% 9/2   001765BA3  15,186     15,350,000  PRN        DEFINED    1, 2  15,350,000
AMR CORP                      NOTE 4.500% 2/1   001765BB1  26,512     27,750,000  PRN        DEFINED    1, 2  27,750,000
BANK OF AMERICA CORPORATION   COM               060505104   1,428         37,659   SH        DEFINED    1, 2      37,659
BEA SYS INC                   COM               073325102  15,033        785,000   SH        DEFINED    1, 2     785,000
BLADELOGIC INC                COM               09265M102   1,972         70,290   SH        DEFINED    1, 2      70,290
CHARTER COMMUNICATIONS INC D  CL A              16117M107   2,451      2,877,077   SH        DEFINED    1, 2   2,877,077
CHOICEPOINT INC               COM               170388102   7,616        160,000   SH        DEFINED    1, 2     160,000
COMSYS IT PARTNERS INC        COM               20581E104  32,655      3,859,881   SH        DEFINED    1, 2   3,859,881
CONTINENTAL AIRLS INC         CL B              210795308   7,565        393,400   SH        DEFINED    1, 2     393,400
COUNTRYWIDE FINANCIAL CORP    COM               222372104   6,101      1,109,337   SH        DEFINED    1, 2   1,109,337
DELTA AIR LINES INC DEL       COM NEW           247361702   6,638        771,852   SH        DEFINED    1, 2     771,852
DIEBOLD INC                   COM               253651103   2,328         62,000   SH        DEFINED    1, 2      62,000
GENERAL MTRS CORP             DEB SR CV C 33    370442717 190,790     11,584,100  PRN        DEFINED    1, 2  11,584,100
GENERAL MTRS CORP             DEB SR CONV B     370442733  11,270        700,000  PRN        DEFINED    1, 2     700,000
GEORGIA GULF CORP             COM PAR $0.01     373200203     108         15,545   SH        DEFINED    1, 2      15,545
GRACE W R & CO DEL NEW        COM               38388F108     297         13,000   SH        DEFINED    1, 2      13,000
GRANT PRIDECO INC             COM               38821G101  23,621        479,900   SH        DEFINED    1, 2     479,900
HAYES LEMMERZ INTL INC        COM NEW           420781304   3,291      1,179,745   SH        DEFINED    1, 2   1,179,745
HURRAY HLDGS CO LTD           SPONSORED ADR     447773102     229         83,002   SH        DEFINED    1, 2      83,002
LIBBEY INC                    COM               529898108   2,971        176,454   SH        DEFINED    1, 2     176,454
MTC TECHNOLOGIES INC          COM               55377A106     357         15,000   SH        DEFINED    1, 2      15,000
NAVTEQ CORP                   COM               63936L100   8,840        130,000   SH        DEFINED    1, 2     130,000
NOAH ED HLDGS LTD             ADR               65487R303     339         61,000   SH        DEFINED    1, 2      61,000
NORTHWEST AIRLS CORP          COM               667280408   2,359        262,405   SH        DEFINED    1, 2     262,405
OWENS CORNING NEW             COM               690742101     308         17,000   SH        DEFINED    1, 2      17,000
PERFECT WORLD CO LTD          SPON ADR REP B    71372U104     227         10,000   SH        DEFINED    1, 2      10,000
POWERSHARES DB CMDTY IDX TRA  UNIT BEN INT      73935S105     404         11,300   SH        DEFINED    1, 2      11,300
RES-CARE INC                  COM               760943100   1,806        105,293   SH        DEFINED    1, 2     105,293
SIMCERE PHARMACEUTICAL GROUP  SPON ADR          82859P104     230         22,000   SH        DEFINED    1, 2      22,000
SOLUTIA INC                   COM NEW           834376501     262         18,723   SH        DEFINED    1, 2      18,723
TAKE-TWO INTERACTIVE SOFTWAR  COM               874054109   4,836        189,500   SH        DEFINED    1, 2     189,500
TONGJITANG CHINESE MED CO     SPON ADR          89025E103     164         20,000   SH        DEFINED    1, 2      20,000
TRANE INC                     COM               892893108   2,066         45,000   SH        DEFINED    1, 2      45,000
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS     929352102     358         16,000   SH        DEFINED    1, 2      16,000
YAHOO INC                     COM               984332106  10,907        377,000   SH        DEFINED    1, 2     377,000
